Goodwill And Other Intangible Assets (Summary Of Finite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets by Major Class [Line Items]
Total other intangible assets, net	$ 22,070	$ 12,575
Wealth Management [Member] | Customer List And Other Intangibles [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross carrying amount	6,790	3,252
Accumulated amortization	(190)	(3,252)
Net carrying amount	6,600
Specialty Finance [Member] | Customer List Intangibles [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,800	1,800
Accumulated amortization	(460)	(253)
Net carrying amount	1,340	1,547
Community Banking [Member] | Core Deposits Intangibles [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross carrying amount	35,587	29,608
Accumulated amortization	(21,457)	(18,580)
Net carrying amount	$ 14,130	$ 11,028